Document and Entity Information	Sep. 29, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001624658
Document Type	8-K
Document Period End Date	Sep. 29, 2021
Entity Registrant Name	Allena Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38268
Entity Tax Identification Number	45-2729920
Entity Address, Address Line One	One Newton Executive Park
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02462
City Area Code	(617)
Local Phone Number	467-4577
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ALNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true